Revenue, Accounts Receivable, net, and Deferred Revenue	6 Months Ended
Jun. 30, 2026
Revenue, Accounts Receivable, net, and Deferred Revenue [Abstract]
Revenue, Accounts Receivable, net, and Deferred Revenue
3.	Revenue, Accounts Receivable, net, and Deferred Revenue

The Company’s tanker vessels are employed under various types of charters and accordingly, the Company disaggregates its revenue from contracts with customers by the type of charter (time charters, spot charters and pool charters).
The following table presents the Company’s revenues by charter type for the six months ended June 30, 2026 and 2025, as well as the balance of accounts receivable, net, as of six months ended June 30, 2026 and December 31, 2025.

	For the six months ended June 30,
Charter type	2026	2025
Time charters	$68,359	$31,978
Pool arrangements	72	5,131
Voyage charters	-	2,367
Total Revenue	$68,431	$39,476

	As of June 30,	As of December 31,
Charter type	2026	2025
Time charters	$4,071	$5,220
Pool arrangements	-	923
Voyage charters	28	150
Total Acc. Receivable, net	$4,099	$6,293

There were no contract assets included in the receivable balances from spot voyages as of June 30, 2026 and December 31, 2025, respectively.

The following table presents the charterers that accounted for more than 10% of the Company’s revenues for the six months ended June 30, 2026, and 2025:

Charterer	2026	2025
A	11%	19%
B	25%	-
C	20%	-
D	20%	16%
E	-	16%
F	-	17%
G	-	12%
H	-	12%

The maximum aggregate amount of loss due to credit risk, net of related allowances, that the Company would incur if the aforementioned charterers failed completely to perform according to the terms of the relevant charter parties, amounted to $1,251 and to $3,369 as of June 30, 2026 and 2025, respectively.
Deferred Revenue relates solely to cash received up-front from the Company’s time-charter contracts and as of June 30, 2026, and December 31, 2025, it amounted to $5,952 and $nil, respectively, and is separately presented in the accompanying consolidated balance sheets.

EU ETS Emissions Allowances (“EUAs”):

As of June 30, 2026, and December 31, 2025, the Company’s obligation to surrender EU Emissions Allowances (“EUAs”) to the relevant EU authorities amounted to $2,442 and $1,077, respectively, and is presented as EU allowances liability, current, and EU allowances liability, non-current, in the accompanying consolidated balance sheets.

As of June 30, 2026, and December 31, 2025, EUAs purchased by the Company or received from charterers are included in current assets in EU allowances in the accompanying consolidated balance sheets and amounted to $198 and $198, respectively. Amounts due from charterers in respect of EUAs amounted to $2,317 and $952, respectively, and are included in Accounts receivable, net in the accompanying consolidated balance sheets.

For the six months ended June 30, 2026, and 2025, the value of EUAs recognized in the accompanying unaudited interim statements of operations within Revenues amounted to $1,365 and $435, respectively, and within Voyage Expenses amounted to $1,365 and $422, respectively.
Allowance for Doubtful Accounts and Provision for Credit Losses:

As of June 30, 2026, and December 31, 2025, the aggregate balance of the Company’s allowance for expected credit losses on its freight and demurrage receivables, and the allowance for doubtful accounts, was $2 and $66, respectively, and is included in Accounts receivable, net in the accompanying consolidated balance sheets.

Allowances for doubtful accounts recognized as a result of the collectability assessment of receivables, are recorded as a direct deduction to Revenue and for the six months ended June 30, 2026, and 2025 amounted to $nil and $131, respectively.

For the six months ended June 30, 2026, and 2025, Provision for credit losses and write offs in the accompanying unaudited interim consolidated statements of operations includes changes in the allowance for expected credit losses of $0 and $27, respectively.

No allowance was recorded on insurance claims as of June 20, 2026, and December 31, 2025, as the related balances were immaterial. In addition, no allowance was recorded for cash equivalents, as substantially all cash balances at each balance sheet date were on time deposits with highly reputable credit institutions, for which periodic evaluations of the relative credit standing of those financial institutions are performed.